                                                                   Class C Funds

                       Frank Russell Investment Company
                      Supplement Dated February 25, 1998
                      To the Prospectus dated May 1, 1997
                            as Revised June 1, 1997
                   as Supplemented through January 21, 1998

       Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES - DIVERSIFIED EQUITY FUND is revised to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. On February 17, 1998, an injunction was issued by the Massachusetts Middlesex County Superior Court prohibiting Arnold Schneider from providing investment advisory services to any person or entity who or which was a client of Wellington Capital Management Company or its affiliates on July 12, 1996. The injunction will be effective as to Frank Russell Investment Company, among others, on April 17, 1998. The Fund's Board of Trustees will consider what actions, if any, are appropriate to comply with applicable court orders.

                                                                   Class S Funds

                       Frank Russell Investment Company
                      Supplement Dated February 25, 1998
                     To the Prospectus dated May 1, 1997,
                     as Amended through December 15, 1997
                   as Supplemented through January 21, 1998

      Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES -- DIVERSIFIED EQUITY FUND is revised to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. On February 17, 1998, an injunction was issued by the Massachusetts Middlesex County Superior Court prohibiting Arnold Schneider from providing investment advisory services to any person or entity who or which was a client of Wellington Capital Management Company or its affiliates on July 12, 1996. The injunction will be effective as to Frank Russell Investment Company, among others, on April 17, 1998. The Fund's Board of Trustees will consider what actions, if any, are appropriate to comply with applicable court orders.

                                            Lifepoints Funds - Class D & Class E

                       Frank Russell Investment Company
                      Supplement Dated February 25, 1998
                    To the Prospectus dated August 18, 1997,
                     as Amended through December 15, 1998

     Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES -- DIVERSIFIED EQUITY FUND is revised to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. On February 17, 1998, an injunction was issued by the Massachusetts Middlesex County Superior Court prohibiting Arnold Schneider from providing investment advisory services to any person or entity who or which was a client of Wellington Capital Management Company or its affiliates on July 12, 1996. The injunction will be effective as to Frank Russell Investment Company, among others, on April 17, 1998. The Fund's Board of Trustees will consider what actions, if any, are appropriate to comply with applicable court orders.

                                                             Institutional Funds
                       Frank Russell Investment Company
                      Supplement Dated February 25, 1998
                      To the Prospectus dated May 1, 1997
                     as Amended through December 15, 1997
                   as Supplemented through January 21, 1998

         Effective immediately, the Paragraph entitled "Schneider Capital Management" under MONEY MANAGER PROFILES -- EQUITY I FUND is revised to read as follows:

Schneider Capital Management, 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is an SEC registered investment adviser owned by Arnold Schneider. On February 17, 1998, an injunction was issued by the Massachusetts Middlesex County Superior Court prohibiting Arnold Schneider from providing investment advisory services to any person or entity who or which was a client of Wellington Capital Management Company or its affiliates on July 12, 1996. The injunction will be effective as to Frank Russell Investment Company, among others, on April 17, 1998. The Fund's Board of Trustees will consider what actions, if any, are appropriate to comply with applicable court orders.